Company (Details Narrative) - Landsea Homes [Member] - LHI [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Aug. 31, 2020	Aug. 27, 2020
Equity method investment, ownership percentage		100.00%
Merger Agreement [Member]
Business acquisition, shares received, shares	32,557,303
Proceeds from business acquisition	$ 344,000
Shares price	$ 10.56